Share-based Compensation - Components of Share-based Compensation Expense (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	$ 20,037	$ 15,400
NOVA RSU PLAN | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation recovery	6	34
NOVA DSU PLAN | Cash Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation recovery	$ 1,700	$ 768